Land use right, net	12 Months Ended
Dec. 31, 2017
ZHEJIANG TIANLAN
Land use right, net
	2017	2016
	RMB’000	RMB’000
Land use right	7,361	7,361
Less: Accumulated amortisation	(1,763)	(1,614)
	5,598	5,747

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Amortisation expense	149	149	149

At December 31, 2017, the land use right pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB1,645,000 (2016: RMB1,691,000).

 The following table represents the total estimated amortization of land use right, net for the five succeeding fiscal years to December 31, 2017:

Estimated
Amortization
For the Twelve Months Ending December 31,	Expenses
RMB '0000
2018	149
2019	149
2020	149
2021	149
2022	149
Thereafter	4,853
5,598

ZHEJIANG JIAHUAN
Land use right, net
	2017	2016
	RMB’000	RMB’000
Land use right	7,987	7,987
Less: Accumulated amortisation	(1,862)	(1,699)
	6,125	6,288

	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Amortisation expense	163	163	163

Land use right, net with a carrying amount of approximately RMB6,125,000 and RMB6,288,000 as of December 31, 2017 and 2016 was pledged, along with the buildings discussed above, to secure the Company’s short-term bank loans.

 The following table represents the total estimated amortization of land use right, net for the five succeeding fiscal years to December 31, 2017:

Estimated
Amortization
For the Twelve Months Ending December 31,	Expenses
RMB '0000
2018	163
2019	163
2020	163
2021	163
2022	163
Thereafter	5,310
6,125